Brokerage Commissions and Net Gains on Investment Securities	12 Months Ended
Mar. 31, 2011
Brokerage Commissions and Net Gains on Investment Securities

22. Brokerage Commissions and Net Gains on Investment Securities

Brokerage commissions and net gains (losses) on investment securities in fiscal 2009, 2010 and 2011 consist of the following:

	Millions of yen			Millions of U.S. dollars
	2009	2010	2011	2011
Brokerage commissions	¥5,025	¥3,418	¥119	$1
Net gains (losses) on investment securities	(22,301)	14,863	16,656	201
Dividends income	4,732	5,072	4,345	52

	¥(12,544)	¥23,353	¥21,120	$254

Trading activities—Net gains (losses) on investment securities include net trading losses of ¥13,143 million, net trading gains of ¥8,762 million and net trading gains of ¥4,607 million ($55 million) for fiscal 2009, 2010 and 2011, respectively. Net gains of ¥3,874 million, net losses of ¥239 million and net gains of ¥1,977 million ($24 million) on derivative trading instruments are also included in net gains (losses) on investment securities for fiscal 2009, 2010 and 2011, respectively.